Financial Risk Management - Disclosure of Detailed Information About Interest Rate Risks of Transactions (Detail) R$ in Thousands	6 Months Ended
Jun. 30, 2020 BRL (R$)
Disclosure of Detailed Information About Interest Rate Risks of Transactions [Abstract]
Total borrowings and financing - in local currency	R$ (16,097,706)
Operations in foreign currency with derivatives pegged to CDI	(4,568,393)
Short-term investments	4,459,259
Net exposure	R$ (16,206,840)